Consolidated Statement of Changes in Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	CAM Group [member]	Stracon GyM S.A. [member]	Issued capital [member]	Legal reserve [member]	Voluntary reserve [member]	Share premium [member]	Share premium [member] Stracon GyM S.A. [member]	Other reserves [member]	Retained earnings [member]	Retained earnings [member] CAM Group [member]	Retained earnings [member] Stracon GyM S.A. [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] CAM Group [member]	Non-controlling interests [member]	Non-controlling interests [member] CAM Group [member]	Non-controlling interests [member] Stracon GyM S.A. [member]
Beginning balance, shares at Dec. 31, 2015				660,054
Beginning balance at Dec. 31, 2015	S/ 3,081,912			S/ 660,054	S/ 132,011	S/ 29,974	S/ 897,532		S/ (143,784)	S/ 982,987			S/ 2,558,774		S/ 523,138
Statement [LineItems]
Profit (loss) for the year	(451,598)									(509,699)			(509,699)		58,101
Cash flow hedge	883								839				839		44
Adjustment for actuarial gains and losses	(1,531)									(1,121)			(1,121)		(410)
Foreign currency translation adjustment	14,307								9,885				9,885		4,422
Change in value of available-for-sale financial assets	(2,220)								(2,220)				(2,220)
Transfer to profit or loss for sale of investment of available-for-sale financial assets, net of tax	(41,461)								(41,461)				(41,461)
Exchange difference from net investment in a foreign operation	7,860								7,722				7,722		138
Transfer to profit or loss of exchange difference from net investment in a foreign operation, net of tax	1,563								1,563				1,563
Comprehensive income of the year	(472,197)								(23,672)	(510,820)			(534,492)		62,295
- Dividend distribution (Note 36 d)	(56,326)									(30,853)			(30,853)		(25,473)
- Contributions (devolution) of non-controlling shareholders, net	(19,099)														(19,099)
- Additional acquisition of non-controlling interest (Note 36 a)	(51,139)						(15,167)						(15,167)		(35,972)
- Sale to non-controllinginterest	335						99						99		236
- Purchase of subsidiaries	4,153														4,153
- Deconsolidation of former subsidiary	2,098									2,063			2,063		35
Total transactions with shareholders	(119,978)						(15,068)			(28,790)			(43,858)		(76,120)
Ending balance, shares at Dec. 31, 2016				660,054
Ending balance at Dec. 31, 2016	2,489,737			S/ 660,054	132,011	29,974	882,464		(167,456)	443,377			1,980,424		509,313
Statement [LineItems]
Profit (loss) for the year | Restated balance [member]	209,238
Profit (loss) for the year	209,238									148,738			148,738		60,500
Cash flow hedge	482								458				458		24
Adjustment for actuarial gains and losses	(4,031)									(2,948)			(2,948)		(1,083)
Foreign currency translation adjustment	(11,341)								(9,166)				(9,166)		(2,175)
Exchange difference from net investment in a foreign operation	6,610								6,493				6,493		117
Comprehensive income of the year	200,958								(2,215)	145,790			143,575		57,383
- Dividend distribution (Note 36 d)	(59,677)														(59,677)
- Contributions (devolution) of non-controlling shareholders, net	(33,197)														(33,197)
- Additional acquisition of non-controlling interest (Note 36 a)	(942)						(669)						(669)		(273)
- Deconsolidation of former subsidiary	(7,801)														(7,801)
Total transactions with shareholders	(101,617)						(669)						(669)		(100,948)
Ending balance, shares at Dec. 31, 2017				660,054
Ending balance at Dec. 31, 2017	2,589,078			S/ 660,054	132,011	29,974	881,795		(169,671)	589,167			2,123,330		465,748
Statement [LineItems]
Profit (loss) for the year	57,415									(83,188)			(83,188)		140,603
Cash flow hedge	119								113				113		6
Adjustment for actuarial gains and losses	16,589									16,589			16,589
Foreign currency translation adjustment	5,733								6,930				6,930		(1,197)
Exchange difference from net investment in a foreign operation	(8,147)								(7,992)				(7,992)		(155)
Comprehensive income of the year	71,709								(949)	(66,599)			(67,548)		139,257
- Dividend distribution (Note 36 d)	(102,772)														(102,772)
- Contributions (devolution) of non-controlling shareholders, net	(84,442)														(84,442)
- Additional acquisition of non-controlling interest (Note 36 a)	(13,633)						(9,583)						(9,583)		(4,050)
- Capital Increase	137,603			S/ 69,380			68,223						137,603
- Capital Increase, shares				69,380
- Deconsolidation of former subsidiary		S/ (24,657)	S/ (29,412)					S/ 51,709			S/ (42,878)	S/ (51,709)		S/ (42,878)		S/ 18,221	S/ (29,412)
Total transactions with shareholders	(117,313)			S/ 69,380			110,349			(94,587)			85,142		(202,455)
Total transactions with shareholders, shares				69,380
Ending balance, shares (Restated balance [member]) at Dec. 31, 2018				660,054
Ending balance, shares at Dec. 31, 2018				729,434
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	(53,543)									(52,564)			(52,564)		(979)
Ending balance (Restated balance [member]) at Dec. 31, 2018	2,535,535			S/ 660,054	132,011	29,974	881,795		(169,671)	536,603			2,070,766		464,769
Ending balance at Dec. 31, 2018	S/ 2,489,931			S/ 729,434	S/ 132,011	S/ 29,974	S/ 992,144		S/ (170,620)	S/ 375,417			S/ 2,088,360		S/ 401,571